Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating expenses:
Research and development	$ (2,254,244)	$ (8,243,571)	$ (6,337,698)
Operating Expenses	(4,837,653)	(7,506,161)	(6,849,502)
Total operating expenses	(7,091,897)	(15,749,732)	(13,187,200)
Other (expense):
Finance expense	(878,174)	(1,053,313)	(96,687)
Loss from operations before income taxes	(7,970,071)	(16,803,045)	(13,283,887)
Income tax	3,263,779	(22,416)	12,202
Loss for the year	(4,706,292)	(16,825,461)	(13,271,685)
Other Comprehensive loss:
Exchange differences on translating foreign operations	(158,973)	141,095	(441,015)
Comprehensive loss	$ (4,865,265)	$ (16,684,366)	$ (13,712,700)
Basic loss per share attributable to common shareholders	$ (0.20)	$ (0.57)	$ (0.61)
Diluted loss per share attributable to common shareholders	$ (0.20)	$ (0.57)	$ (0.61)